Financial instruments and risk management (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member]
IfrsStatementLineItems [Line Items]
Reference rates	11.65%
Exposure amount (probable scenario)	R$ (612,539)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Remote Favorable Scenario [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	24,052
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	9,621
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	(9,621)
Financial Investments Net Of Loans And Financing C D I Rate Drop [Member] | Possible Favorable Scenario Three [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	R$ (24,052)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Reference rates	5.38%
Exposure amount (probable scenario)	R$ (216,799)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Remote Favorable Scenario [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	2,916
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Possible Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	1,166
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Possible Favorable Scenario Two [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	(1,166)
Financial Investments Net Of Loans And Financing Libor Rate Increase [Member] | Remote Favorable Scenario One [Member]
IfrsStatementLineItems [Line Items]
Possible adverse scenario	R$ (2,916)